Subsequent Events	12 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

Equity transfer agreements

On June 23, 2021, the Company’s affiliated variable interest entity, Fumao entered into an equity transfer agreement (the “Equity Transfer Agreement”) with Fuzhou Gulou Jiajiale Family Service Co. Ltd. (“Jiajiale”), pursuant to which to Fumao will acquire 100% of equity interests of Jiajiale in cash.

On July 15, 2021, the Company’s affiliated variable interest entity, E-Home Pingtan entered into a farm transfer agreement (the “Farm Transfer Agreement”) with Ms. Ling Chen, pursuant to which E-Home Pingtan or a designated third party will acquire 100% of all tangible and intangible assets of Danyang Situ Fengyi Farm in cash from Ms. Chen.

On August 10, 2021, the Company’s affiliated variable interest entity, E-Home Pingtan entered into (i) an equity transfer agreement to acquire 33% equity interests of Fujian Happiness Yijia in cash; (ii) an equity transfer agreement to acquire 100% equity interests of Fujian Jin Ri Dao Jia Technology Co., Ltd. in cash; and (iii) an equity transfer agreement to acquire 55% equity interests of Fujian Zhi Xie Education Technology Development Co., Ltd. and 55% equity interests of Fuzhou Ju Shang Enterprise Management Consulting Co., Ltd. in cash.

On September 22, 2021, the Company’s affiliated variable interest entity, E-Home Pingtan entered into an equity transfer agreement to acquire 51% equity interests of Fuzhou Sijie Cleaning Service Co., Ltd. in cash.

The transactions to acquire 33% equity interests of Fujian Happiness Yijia was closed and E-Home Pingtan owns 100% of the equity interest of Fujian Happiness Yijia. Other transactions were still pending, and the Company had not made deposits for these transactions. The Company expects these acquisitions to be closed within 12 months after the issuance date of the financial statements.

Dissolution of the Company’s variable interest entity structure

On October 18, 2021, E-Home WFOE entered into an equity transfer agreement with each of E-Home Pingtan and Fuzhou Bangchang and their respective shareholders, pursuant to which E-Home WFOE exercised the options to acquire all of the equity interests in each of E-Home Pingtan and Fuzhou Bangchang from their respective shareholders. Upon the registration of the equity transfers with the local governmental authorities as of October 27, 2021, the equity transfers were closed, our company’s VIE structure was dissolved and each of E-Home Pingtan and Fuzhou Bangchang became a wholly owned indirect subsidiary of the Company.

E-Home Pingtan is a holding company of the following subsidiaries: (i) 100% of the equity interests of Fuzhou Yongheng Xin Electric Co., Ltd., a limited liability company established under the laws of the PRC on October 12, 2004; (ii) 100% of the equity interests of Fujian Happiness Yijia Family Service Co., Ltd., a limited liability company established under the laws of the PRC on January 19, 2015; and (iii) 51% of the equity interests of Yaxing Human Resource Management (Pingtan) Co., Ltd., a limited liability company established under the laws of the PRC on July 6, 2018. E-Home Pingtan also holds 20% of the equity interests of Fuzhou Fumao Health Science and Technology Co., Ltd. (“Fuzhou Fumao”), previously named Fuzhou Yiyanbao Information Technology Co., Ltd., a limited liability company established under the laws of the PRC on August 12, 2016. E-Home Pingtan reduced its shareholding in Fuzhou Fumao from 67% to 20% as of September 15, 2021 by completing the registration of the transfer of 47% equity interests in Fuzhou Fumao to certain individuals with local governmental authorities. As of September 15, 2021, Fuzhou Fumao had nominal operations and E-Home Pingtan had not made capital contributions to it. On June 23, 2021, Fuzhou Fumao entered into an equity transfer agreement with Fuzhou Gulou Jiajiale Family Service Co. Ltd. (“Jiajiale”), pursuant to which Fuzhou Fumao agreed to acquire 100% of equity interests of Jiajiale in cash. As of the date of the issuance of the financial statements, such acquisition has not closed yet.

In accordance with ASC 855-10, the Company evaluated all events and transactions that occurred after June 30, 2021 up through the date the Company issued these financial statements on October 29, 2021 and concluded that no other material subsequent events except for the disclosed above.